Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	$ 10,760	$ 9,029	$ 6,745
Fair value of plan assets, end of year	9,997	10,760	9,029
Caterpillar Inc. common stock	653	779	1,016
Company contributions	212	919	886
Percentage of Caterpillar common stock to total plan assets	7.00%	7.00%	11.00%
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	2,880	2,797	2,175
Fair value of plan assets, end of year	2,818	2,880	2,797
Caterpillar Inc. common stock	1	2	1
Company contributions	234	58	263
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	996	1,063	1,042
Fair value of plan assets, end of year	814	996	1,063
Caterpillar Inc. common stock	1	3	1
Company contributions	207	138	94
U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,391	5,022	4,653
U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	357	359	330
U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	410	512	531
Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,366	2,888	1,837
Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	906	1,007	952
Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	191	289	279
Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	238	190	158
U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,213	1,450	1,235
U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	20	20	23
U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	67	79	95
Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	149	93	71
Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	400	379	366
Non-U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	6	8
U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	469	304	323
U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	5	1
U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	21	14	24
U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	894	638	562
U.S. governmental agency mortgage-backed securities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	47	43	54
Non-U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	31	22	9
Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	200	164	158
Non-U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1	1
Global fixed income | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	363	374	361
Real estate | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	10	10
Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	197	179	151
Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	62	62	108
Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	141	141	189
Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	476	333	329
Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	134	203	297
Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	69	52	71
Level 1 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6,728	7,929	6,550
Level 1 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,485	1,489	1,444
Level 1 | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	605	820	823
Level 1 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,314	4,975	4,634
Level 1 | U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	356	359	330
Level 1 | U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	410	512	531
Level 1 | Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,366	2,884	1,803
Level 1 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	822	916	863
Level 1 | Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	191	289	273
Level 1 | Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	198	153	144
Level 1 | Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	59	59	104
Level 1 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	2	3
Level 1 | Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	48	70	113
Level 1 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	109	61	107
Level 1 | Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	19	19
Level 2 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3,133	2,723	2,361
Level 2 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,227	1,257	1,212
Level 2 | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	209	176	240
Level 2 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	2
Level 2 | U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1
Level 2 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	84	90	84
Level 2 | Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year			6
Level 2 | Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	40	37	14
Level 2 | U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,178	1,412	1,179
Level 2 | U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	16	18	22
Level 2 | U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	67	79	95
Level 2 | Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	143	92	70
Level 2 | Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	395	374	355
Level 2 | Non-U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	6	8
Level 2 | U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	462	299	323
Level 2 | U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	5	1
Level 2 | U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	21	14	24
Level 2 | U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	891	634	562
Level 2 | U.S. governmental agency mortgage-backed securities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	47	43	54
Level 2 | Non-U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	31	22	9
Level 2 | Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	200	163	156
Level 2 | Non-U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1	1
Level 2 | Global fixed income | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	363	374	361
Level 2 | Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	100	89	80
Level 2 | Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	3	4
Level 2 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	104	104	135
Level 2 | Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	428	263	216
Level 2 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	25	107	139
Level 2 | Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	65	33	52
Level 3 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	136	108	118
Level 3 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	106	134	141
Level 3 | Equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	50	51	16
Unrealized gains (losses)	(4)	11	3
Realized gains (losses)	1	(1)
Purchases, issuances and settlements	30	32	31
Transfers in and/or out of Level 3		(43)	1
Fair value of plan assets, end of year	77	50	51
Level 3 | Equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	1	5
Unrealized gains (losses)		(1)	2
Realized gains (losses)		1
Purchases, issuances and settlements	(1)	(2)	3
Transfers in and/or out of Level 3		(2)
Fair value of plan assets, end of year		1	5
Level 3 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	77	46	17
Level 3 | Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		4	34
Level 3 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	5
Level 3 | Fixed income securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	48	57	73
Unrealized gains (losses)	(2)	1	34
Realized gains (losses)		3	(2)
Purchases, issuances and settlements	17	(9)	(12)
Transfers in and/or out of Level 3	(12)	(4)	(36)
Fair value of plan assets, end of year	51	48	57
Level 3 | Fixed income securities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	8	14	5
Unrealized gains (losses)	1		1
Purchases, issuances and settlements		(3)	6
Transfers in and/or out of Level 3		(3)	2
Fair value of plan assets, end of year	9	8	14
Level 3 | U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	35	38	56
Level 3 | U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	2	1
Level 3 | Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	1	1
Level 3 | Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	5	11
Level 3 | U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	7	5
Level 3 | U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	4
Level 3 | Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	2
Level 3 | Real estate | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	10		9
Unrealized gains (losses)	(2)		1
Fair value of plan assets, end of year	8		10
Level 3 | Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	90	71	61
Unrealized gains (losses)	7	7	10
Purchases, issuances and settlements		12
Fair value of plan assets, end of year	97	90	71
Level 3 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	35	51	67
Unrealized gains (losses)		1	63
Realized gains (losses)	3	5	(41)
Purchases, issuances and settlements	(38)	(22)	(38)
Fair value of plan assets, end of year		35	51
Level 3 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		$ 35	$ 51